Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0000 par value per share
Amount Registered | shares	7,900,200
Proposed Maximum Offering Price per Unit	6.66
Maximum Aggregate Offering Price	$ 52,615,332.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,266.18
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee based on the average of the high and low prices per Common Stock as reported by the NASDAQ Capital Market on August 11, 2026.

Represents shares of the Registrant’s Common Stock that may be issued under the Next Technology Holding Inc. 2025 Equity Incentive Plan.